Disclosures on financial instruments Capital risk management (Details) - Veraxa Biotech A G [Member] - CHF (SFr)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
Cash and cash equivalents	SFr 1,613,989	SFr 5,362,638	SFr 11,352,223
Financial assets measured at amortized cost	1,270,594	243,688
Financial liabilities measured at amortized cost	SFr 2,681,092	SFr 587,389